Consolidated condensed statements of financial position - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Non-current assets
Contracted concessional assets	$ 8,736,368	$ 9,084,270
Investments carried under the equity method	53,002	55,784
Financial investments	51,589	45,242
Deferred tax assets	165,182	165,136
Total non-current assets	9,006,141	9,350,432
Current assets
Inventories	18,534	17,933
Clients and other receivables	260,241	244,449
Financial investments	215,148	210,138
Cash and cash equivalents	657,212	669,387
Total current assets	1,151,135	1,141,907
Total assets	10,157,276	10,492,339
Equity attributable to the Company
Share capital	10,022	10,022
Parent company reserves	2,100,092	2,163,229
Other reserves	91,935	80,968
Accumulated currency translation differences	(51,158)	(18,147)
Retained earnings	(416,767)	(477,214)
Non-controlling interest	130,110	136,595
Total equity	1,864,234	1,895,453
Non-current liabilities
Long-term corporate debt	624,163	574,176
Long-term project debt	4,956,811	5,228,917
Grants and other liabilities	1,662,379	1,636,060
Related parties	80,300	141,031
Derivative liabilities	285,985	329,731
Deferred tax liabilities	225,171	186,583
Total non-current liabilities	7,834,809	8,096,498
Current liabilities
Short-term corporate debt	14,878	68,907
Short-term project debt	262,009	246,291
Trade payables and other current liabilities	153,917	155,144
Income and other tax payables	27,429	30,046
Total current liabilities	458,233	500,388
Total equity and liabilities	$ 10,157,276	$ 10,492,339